POST-EMPLOYMENT BENEFIT - Summary of indirect subsidiary Compagás performed the actuarial analysis of the defined benefit pension plan (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Health PlanDisclosure of defined benefit plans [line items]
Liability to be recognized	R$ 814,007	R$ 829,329
Companhia Paranaense de Gás - Compagás [member]
Health PlanDisclosure of defined benefit plans [line items]
Liability at year-end	(32,604)
Financial assets at year-end	42,435
Accrued surplus	9,831
Asset limit effect	(9,831)
Liability to be recognized